Document and Entity Information	Jun. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2024
Entity File Number	001-39592
Entity Registrant Name	Kronos Bio, Inc.
Entity Central Index Key	0001741830
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1895605
Entity Address, Address Line One	1300 So. El Camino Real
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	781-5200
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false